FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Financial assets investments (Details) - COP ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 16,822,754		$ 17,361,475
Debt Securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		15,594,330		15,721,527
Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		7,670,749		8,909,861
Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,904,857		3,329,738
Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		4,018,724		3,481,928
Trading equity securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,228,424		1,639,948
Trading equity securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[1]	718,270		1,101,461
Trading equity securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		510,154		538,487
Trading equity securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Financial assets investments
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		16,822,754
Financial assets investments | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Financial assets investments | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Securities issued by the Colombian Government
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		5,780,172		7,292,411
Securities issued by the Colombian Government | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		5,688,942		7,242,168
Securities issued by the Colombian Government | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Securities issued by the Colombian Government | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		91,230		50,243
Securities issued by the Colombian Government | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				7,242,168
Securities issued by the Colombian Government | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				50,243
Securities issued by foreign governments
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		4,981,607		4,233,200
Securities issued by foreign governments | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,076,231		817,639
Securities issued by foreign governments | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,595,773		3,143,488
Securities issued by foreign governments | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		309,603		272,073
Securities issued by foreign governments | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				817,639
Securities issued by foreign governments | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				3,143,488
Securities issued by foreign governments | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				272,073
Securities issued by government entities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,898,919		1,919,106
Securities issued by government entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		71,792		43,846
Securities issued by government entities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Securities issued by government entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,827,127		1,875,260
Securities issued by government entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				43,846
Securities issued by government entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				1,875,260
Securities issued or secured by other financial entities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,184,108	[2]	991,176
Securities issued or secured by other financial entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		724,880	[2]	661,176
Securities issued or secured by other financial entities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		254,025	[2]	186,250
Securities issued or secured by other financial entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		205,203	[2]	143,750
Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				661,176
Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				186,250
Securities issued or secured by other financial entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				143,750
Corporate bonds
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,749,524		1,285,634
Corporate bonds | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		108,904		145,032
Corporate bonds | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		55,059
Corporate bonds | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,585,561		1,140,602
Corporate bonds | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				145,032
Corporate bonds | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				$ 1,140,602
Derivatives Contracts | Debt Securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 7,923,581

[1]	Most of the decrease is due to the sale of Sura Asset Management by (USD 135,173) COP 423,996 in April 15, 2019 to Caisse de Dépôt et Placement du Québec (CDPQ).
[2]	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 198,115. For further information on TIPS’ fair value measurement see Note 30 fair value of assets and liabilities.